UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in
Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2009

Total Return for the 6 Months Ended June 30, 2009

				Barclays	Lipper
				Capital	General
				U.S. Government	U.S. Government
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
–0.54%	–0.54%	–0.77%	–0.42%	–3.17%	0.65%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was equal to that of Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceed 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Although economic conditions remained weak in the first six months of 2009, the contraction in growth slowed. The gross domestic product (GDP) annualized growth rate reported during the period showed a decline of 5.5 percent in the first quarter of the year versus a 6.3 percent decline in the fourth quarter of 2008. At the same time, it appeared that many of the programs the government had introduced in late 2008 to enhance market liquidity were beginning to have an impact. Credit concerns eased, consumer confidence began to improve and the market regained its footing as investors began to assume risk again.

These factors helped all sectors of the fixed income rebound in 2009, with the exception of U.S. Treasury securities. After rallying strongly in 2008 amid the flight to quality, the Treasury sector turned in the worst performance of the fixed income market segments in the first half of 2009. Yields rose across the Treasury yield curve, with long maturities experiencing the greatest increases. Conversely, growing investor interest in FDIC-backed bank notes, which were introduced in late 2008 as part of the FDIC’s Temporary Liquidity Guarantee Program, helped the government agency sector to perform well during the reporting period.

After suffering considerably in 2008, the agency mortgage sector posted healthy gains versus equal-duration Treasuries in recent months due in part to the Federal Reserve’s planned purchase of large quantities of agency mortgage-backed securities. This was particularly true in the lower-coupon (four to six percent) and interest-only segments of the market.

Performance Analysis

All share classes of Morgan Stanley U.S. Government Securities Trust outperformed the Barclays Capital U.S. Government Index (the “Index”) and

underperformed the Lipper General U.S. Government Funds Index for the six months ended June 30, 2009, assuming no deduction of applicable sales charges.

One of the primary contributors to the Fund’s outperformance of the Index for the six-month reporting period was its position in agency mortgage-backed securities, a sector not represented in the Index. As previously mentioned, the sector has benefited from the Federal Reserve’s mortgage-backed securities buying program. The out-of-Index position in mortgage-backed securities resulted in an underweight relative to the Index in U.S. Treasury securities. This underweight allocation was also beneficial as Treasuries underperformed in the first half of this year.

With regard to the Fund’s yield curve positioning, we employed tactical strategies involving interest rate swaps. For example, as we entered the second quarter of 2009, the portfolio was positioned to benefit from a narrowing of the spread between yields on long maturity interest rate swaps and U.S. Treasury bonds. This trade was beneficial to performance as spreads narrowed during this period.

However, the Fund’s allocation to government agency securities was slightly disadvantageous to relative performance. Because the Fund held a slight underweight to the sector relative to the Index, it did not benefit to the same extent as the Index from the sector’s strong performance during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION† as of 06/30/09
Mortgage-Backed Securities	39.6%
U.S. Government Agencies & Obligations	36.6

Short-Term Investments	20.7
Foreign Government Obligations	2.5

Asset-Backed Securities	0.6

Collateralized Mortgage Obligations	0.0

Call Options Purchased	0.0

† Does not include open long/short futures contracts with an underlying face amount of $855,699,109 with net unrealized depreciation of $5,313,646. Also does not include open swap contracts with net unrealized depreciation of $16,018,974 and options written with a market value of $14,519.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in U.S. government securities. In making investment decisions, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. government securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 06/29/84)		(since 07/28/97)		(since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	1.46%[3]		1.47%[3]		0.97%[3]		1.72%[3]
	−2.85	[4]	−3.43	[4]	−0.01	[4]	—

5 Years	2.57	[3]	2.63	[3]	2.05	[3]	2.82	[3]
	1.68	[4]	2.29	[4]	2.05	[4]	—

10 Years	4.24	[3]	4.22	[3]	3.68	[3]	4.48	[3]
	3.79	[4]	4.22	[4]	3.68	[4]	—

Since Inception	4.42	[3]	6.36	[3]	3.93	[3]	4.66	[3]
	4.04	[4]	6.36	[4]	3.93	[4]	—

Gross Expense Ratio	0.89		0.87		1.39		0.64

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
(1)	The Barclays Capital U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
01/01/09 – 06/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	01/01/09 –
	01/01/09	06/30/09	06/30/09
Class A
Actual (−0.54% return)	$1,000.00	$994.60	$4.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.54	$4.56
Class B
Actual (−0.54% return)	$1,000.00	$994.60	$4.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual (−0.77% return)	$1,000.00	$992.30	$6.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.05
Class I
Actual (−0.42% return)	$1,000.00	$995.80	$3.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.52	$3.31

@	Expenses are equal to the Fund’s annualized expense ratios of 0.91%, 0.90%, 1.41% and 0.66% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.92%, 0.93%, 1.42% and 0.67% for Class A, Class B, Class C and Class I shares, respectively.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was equal to that of Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently the Distributor has agreed to waive the 12b-1 fee on Class B Shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue the waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was below its peer group average for the one-, three- and five-year periods, but that performance had recently improved. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were higher but close to the peer group average.

After discussion, the Board concluded that the Fund’s management fee and total expense ratio were competitive with the peer group average, and that the Fund’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the

Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE
	U.S. Government Agencies & Obligations (46.0%)
	Major Banks – FDIC Guaranteed (8.6%)
$29,650	GMAC LLC 12/19/12	2.20%	$29,554,883
26,000	General Electric Capital Corp. 12/21/12	2.125	25,842,492
71,600	JPMorgan Chase & Co 12/26/12	2.125	71,297,132

			126,694,507

	U.S. Government Agencies (10.4%)
	Federal Home Loan Mortgage Corp.
3,864	06/13/18	4.875	4,165,763
10,760	11/17/17	5.00	11,469,525
2,750	04/18/17	5.00	3,007,029
23,000	01/15/12	5.75	25,389,470
	Federal National Mortgage Assoc.
37,000	05/11/17	5.00	40,245,233
52,000	03/15/12	6.125	58,135,220
	Housing Urban Development Series 99-A
4,140	08/01/10	6.06	4,156,664
4,370	08/01/11	6.16	4,385,535
	Tennessee Valley Authority
2,235	05/01/30	7.125	2,711,359

			153,665,798

	U.S. Government Obligations (27.0%)
	U.S. Treasury Bonds
7,237	04/15/28 (TIPS)	3.625	8,825,186
14,895	05/15/39	4.25	14,748,329
19,295	02/15/38	4.375	19,490,979
31,745	11/15/27	6.125	39,125,744
102,500	02/15/27	6.625	132,177,030
	U.S. Treasury Notes
22,000	05/15/12	1.375	21,883,246
4,122	12/31/13	1.50	3,971,613
20,000	03/31/14	1.75	19,350,020
40,000	04/30/14	1.875	38,828,120
46,620	05/15/19	3.125	45,104,990
	U.S. Treasury Strips
27,300	11/15/19	0.00	17,952,971
20,250	08/15/20	0.00	12,599,550
38,660	11/15/21	0.00	22,348,689

			396,406,467

	Total U.S. Government Agencies & Obligations (Cost $659,399,535)		676,766,772

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE
	Mortgage-Backed Securities (49.9%)
	Federal Home Loan Mortgage Corp. (3.6%)
$20,000	(a)	4.00%	$19,281,250
31,550	(a)	5.50	32,570,453
242	01/01/19 – 02/01/19	9.50	270,282
279	11/01/12 – 08/01/20	10.00	311,878
115	09/01/14 – 05/01/19	10.50	130,197

			52,564,060

	Federal Home Loan Mortgage Corp. Gold (2.5%)
29,048	10/01/35	5.00	29,663,885
6,708	05/01/38	5.50	6,934,509
294	03/01/29 – 02/01/33	6.50	315,486
74	03/01/30 – 07/01/31	7.50	80,431
157	12/01/30 – 02/01/31	8.00	171,708

			37,166,019

	Federal National Mortgage Assoc. (33.9%)
61,900	(a)	4.50	62,008,409
34,525	(a)	5.00	35,015,911
56,665	05/01/35 – 04/01/39	5.00	57,850,139
22,952	(a)	5.50	23,694,359
168,917	03/01/35 – 08/01/38	5.50	174,946,784
106,533	01/01/37 – 10/01/38	6.00	111,681,206
28,850	(a)	6.50	30,729,751
891	06/01/29 – 02/01/33	6.50	958,674
5	05/01/31	7.00	5,738
513	01/01/22 – 05/01/32	7.50	559,713
591	12/01/21 – 02/01/32	8.00	645,139
156	07/01/24 – 06/01/25	8.50	171,388
18	04/01/15 – 03/01/21	9.00	19,501
18	03/01/20 – 01/01/21	9.50	19,421

			498,306,133

	Government National Mortgage Assoc. (8.3%)
8,549	03/15/26 – 08/15/34	6.00	8,991,912
17,049	03/15/14 – 07/15/31	6.50	18,240,933
36,603	04/15/17 – 04/15/26	7.00	39,810,817
19,490	09/15/16 – 11/15/32	7.50	21,323,098
5,091	06/15/16 – 09/15/31	8.00	5,594,614
9,117	04/15/16 – 11/15/24	8.50	9,888,870
6,509	11/15/15 – 02/15/25	9.00	7,057,670
4,189	02/15/16 – 12/15/20	9.50	4,596,897

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE
$5,374	11/15/09 – 11/15/20	10.00%	$5,869,732
23	06/15/10 – 06/15/15	12.50	26,532

			121,401,075

	Government National Mortgage Assoc. II (1.6%)
14,975	(a)	4.50	14,951,609
5,174	09/20/34	6.00	5,388,938
2,187	01/20/24 – 05/20/29	6.50	2,337,770
594	03/20/26 – 07/20/29	7.00	646,791

			23,325,108

	Government National Mortgage Assoc. GPM (0.0%)
201	09/15/13 – 07/15/15	12.25	228,414

	Total Mortgage-Backed Securities (Cost $722,289,396)		732,990,809

	Asset-Backed Securities (0.8%)
	BMW Vehicle Lease Trust
2,400	2009-1 A1 06/15/10	0.792	2,401,325
	John Deere Owner Trust
5,075	2009-A A1 07/02/10	1.132	5,132,348
	Nissan Auto Lease Trust
4,500	2009-A A1 06/15/10	1.043	4,505,225

	Total Asset-Backed Securities (Cost $11,975,000)		12,038,898

	Collateralized Mortgage Obligations (0.1%)
	U.S. Government Agencies
	Federal National Mortgage Assoc.
338	Whole Loan 2004-W1 1A4 11/25/43	5.50	353,225
	Government National Mortgage Assoc.
574	2002-55 PD (PAC) 09/20/31	6.00	579,406

	Total Collateralized Mortgage Obligations (Cost $918,230)		932,631

	Foreign Government Obligations (3.1%)
14,175	Aid-Israel 09/18/23	5.50	15,193,077
29,130	Egypt Government Aid Bond 09/15/15	4.45	30,393,310

	Total Foreign Government Obligations (Cost $44,149,470)		45,586,387

NUMBER OF
CONTRACTS

	Call Options Purchased (0.0%)
2,896	EURO$ 2YR MID-CRV September/2009 @97.75 (Cost $2,240,499)		289,600

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE		VALUE
	Short-Term Investments (26.0%)
	U.S. Government Agencies & Obligations (c) (21.0%)
	Federal Home Loan Bank
$25,000	08/24/09	0.20%		$24,994,375
70,000	07/08/09	0.26		69,998,810
	Federal Home Loan Mortgage Corp.
30,000	07/06/09	0.23		29,999,610
	Federal National Mortgage Assoc.
15,000	07/01/09	0.13		15,000,000
	U.S. Treasury Bills(b)
169,098	06/24/09 – 11/12/09	0	.127 – 0.27	169,054,326

	Total U.S. Government Agencies & Obligations (Cost $309,044,204)			309,047,121

NUMBER OF
SHARES (000)

	Investment Company (d) (5.0%)
73,249	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (Cost $73,248,728)		$73,248,728

	Total Short-Term Investments (Cost $382,292,932)		382,295,849

	Total Investments (Cost $1,823,265,062)(e)(f)	125.9%	1,850,900,946
	Liabilities In Excess of Other Assets	(25.9)	(380,361,438)
	Total Written Options Outstanding (premium received $273,907)	0.0	(14,519)

	Net Assets	100.0%	$1,470,524,989

FDIC	Federal Deposit Insurance Corporation.
GPM	Graduated payment mortgage.
PAC	Planned amortization class.
TIPS	Treasury inflation-protected securities.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(d)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class.
(e)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,120,156 and the aggregate gross unrealized depreciation is $7,284,272 resulting in net unrealized appreciation of $27,635,884.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited) continued

Futures Contracts Open at June 30, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
594	Long	90 Day Euro$
		June 2011	$144,074,700	$(472,384)
594	Long	90 Day Euro$
		September 2011	143,629,200	(550,230)
594	Long	90 Day Euro$
		December 2011	143,213,400	(596,725)
403	Long	90 Day Euro$
		March 2012	96,966,837	(378,799)
191	Long	90 Day Euro$
		March 2011	46,487,013	(133,339)
4	Long	U.S. Treasury Notes 10 Year,
		September 2009	465,063	53
248	Short	U.S. Treasury Notes 2 Year,
		September 2009	(53,622,252)	34,783
657	Short	U.S. Treasury Bonds 30 Year,
		September 2009	(77,762,113)	(1,820,533)
1,303	Short	U.S. Treasury Notes 5 Year,
		September 2009	(149,478,531)	(1,396,472)

		Net Unrealized Depreciation		$(5,313,646)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments - June 30, 2009 (unaudited) continued

Interest Rate/Asset Swap Contracts Open at June 30, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A. ***	$49,485	Fixed Rate 5.12%	Floating Rate 0.00#%	June 1, 2019	$739,801

Barclays Bank ***	31,563	Fixed Rate 4.64	Floating Rate 0.00#	May 27, 2019	(104,789)

UBS AG ***	92,149	Fixed Rate 4.66	Floating Rate 0.00#	May 27, 2019	(235,901)

Barclays Bank	34,630	Fixed Rate 0.00	Floating Rate 0.816#	November 15, 2019	(2,045,093)

Deutsche Bank AG Frankfurt	42,000	Fixed Rate 0.00	Floating Rate 0.816#	November 15, 2021	(2,542,701)

JPMorgan Chase Bank N.A. New York	45,425	Fixed Rate 0.00	Floating Rate 0.797#	November 15, 2020	(2,726,721)

UBS AG	12,765	Fixed Rate 0.00	Floating Rate 0.797#	November 15, 2019	(732,029)

Bank of America N.A.	11,426	Floating Rate 0.667#	Fixed Rate 4.325	June 1, 2039	(321,642)

Barclays Bank	7,239	Floating Rate 0.66#	Fixed Rate 4.04	May 27, 2039	152,743

Barclays Bank	34,630	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2019	(1,588,253)

Deutsche Bank AG Frankfurt	42,000	Floating Rate 4.117#	Fixed Rate 0.00	November 15, 2021	(1,226,410)

Deutsche Bank AG Frankfurt	5,230	Floating Rate 0.445#	Fixed Rate 0.00	November 15, 2021	295,909

JPMorgan Chase Bank N.A. New York	27,300	Floating Rate 4.314#	Fixed Rate 0.00	November 15, 2019	(1,032,792)

JPMorgan Chase Bank N.A. New York	20,250	Floating Rate 4.469#	Fixed Rate 0.00	August 15, 2020	(1,175,293)

JPMorgan Chase Bank N.A. New York	45,425	Floating Rate 4.026#	Fixed Rate 0.00	November 15, 2020	(2,279,133)

JPMorgan Chase Bank N.A. New York	33,430	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2021	(1,376,350)

UBS AG	21,326	Floating Rate 0.66#	Fixed Rate 4.04	May 27, 2039	449,979

UBS AG	12,765	Floating Rate 4.526#	Fixed Rate 0.00	November 15, 2019	(408,601)

Barclays Bank ##	5,490	Floating Rate 2.409#	Fixed Rate 3.625###	April 15, 2028	138,302

		Net Unrealized Depreciation			$(16,018,974)

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.
#	Floating rate based on USD-3 months LIBOR.
##	Asset swap.
###	Fixed rate based on interest received from TIPS bond/note held by the Fund.
Fund will receive payment of $9,509,398, $23,534,760, $13,848,514 and $3,526,908 respectively, on termination date.
Fund will make payment of $23,434,150, $18,113,895, $1,764,126, $10,377,260, $8,561,404, $19,205,436, $26,774,993 and $4,777,781 respectively, on termination date.

Options Written at June 30, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
2,323	EURO$ 2YR MID-CRV	$98.50	September 2009	$273,907	$14,519

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $1,750,016,334)	$1,777,652,218
Investment in affiliate, at value (cost $73,248,728)	73,248,728
Unrealized appreciation on open swap contracts	1,776,734
Cash
Receivable for:
Investments sold	322,916,534
Interest	8,652,068
Shares of beneficial interest sold	539,640
Periodic interest on open swap contracts	64,847
Principal paydowns	6,787
Dividends from affiliate	5,083
Prepaid expenses and other assets	150,690
Receivable from Distributor	1,506,126

Total Assets	2,186,519,455

Liabilities:
Unrealized depreciation on open swap contracts	17,795,708
Written options outstanding, at value (premium received $273,907)	14,519
Payable for:
Investments purchased	691,546,385
Shares of beneficial interest redeemed	3,003,900
Distribution fee	777,078
Investment advisory fee	520,472
Dividends to shareholders	403,924
Periodic interest on open swap contracts	165,356
Transfer agent fee	138,633
Administration fee	103,349
Variation margin	102,820
Accrued expenses and other payables	1,422,322

Total Liabilities	715,994,466

Net Assets	$1,470,524,989

Composition of Net Assets:
Paid-in-capital	$1,702,043,384
Net unrealized appreciation	6,562,652
Dividends in excess of net investment income	(14,934,401)
Accumulated net realized loss	(223,146,646)

Net Assets	$1,470,524,989

Class A Shares:
Net Assets	$142,407,344
Shares Outstanding (unlimited authorized, $.01 par value)	16,997,804

Net Asset Value Per Share	$8.38

Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$8.75

Class B Shares:
Net Assets	$1,094,142,109
Shares Outstanding (unlimited authorized, $.01 par value)	130,513,183
Net Asset Value Per Share	$8.38

Class C Shares:
Net Assets	$38,500,717
Shares Outstanding (unlimited authorized, $.01 par value)	4,555,533
Net Asset Value Per Share	$8.45

Class I Shares:
Net Assets	$195,474,819
Shares Outstanding (unlimited authorized, $.01 par value)	23,299,651
Net Asset Value Per Share	$8.39

Statement of Operations
For six months ended June 30, 2009 (unaudited)

Net Investment Income:
Income
Interest	$26,227,186
Dividends from affiliate	91,246

Total Income	26,318,432

Expenses
Investment advisory fee	3,151,191
Distribution fee (Class A shares)	188,341
Distribution fee (Class B shares)	1,503,901
Distribution fee (Class C shares)	146,935
Transfer agent fees and expenses	800,756
Administration fee	614,454
Shareholder reports and notices	192,594
Custodian fees	121,728
Professional fees	51,800
Registration fees	20,704
Trustees’ fees and expenses	14,542
Other	148,809

Total Expenses	6,955,755
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(44,572)
Less: distribution fee rebate (Class B shares)	(141,092)

Net Expenses	6,770,091

Net Investment Income	19,548,341

Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	43,636,046
Options written	(1,394,785)
Futures contracts	3,972,123
Swap contracts	17,813,780

Net Realized Gain	64,027,164

Change in Unrealized Appreciation/Depreciation on:
Investments	(94,845,546)
Options written	1,609,900
Futures contracts	(3,021,387)
Swap contracts	5,022,415

Net Change in Unrealized Appreciation/Depreciation	(91,234,618)

Net Loss	(27,207,454)

Net Decrease	$(7,659,113)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$19,548,341	$66,301,031
Net realized gain (loss)	64,027,164	(179,378,789)
Net change in unrealized appreciation/depreciation	(91,234,618)	58,308,398

Net Decrease	(7,659,113)	(54,769,360)

Dividends to Shareholders from Net Investment Income:
Class A shares	(2,111,245)	(7,303,179)
Class B shares	(15,822,291)	(55,056,931)
Class C shares	(445,880)	(1,561,667)
Class I shares	(3,173,376)	(11,846,681)

Total Dividends	(21,552,792)	(75,768,458)

Net decrease from transactions in shares of beneficial interest	(146,617,577)	(347,697,499)

Net Decrease	(175,829,482)	(478,235,317)
Net Assets:
Beginning of period	1,646,354,471	2,124,589,788

End of Period (Including dividends in excess of net investment income of $14,934,401 and $12,929,950, respectively)	$1,470,524,989	$1,646,354,471

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley U.S. Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

From the period January 1, 2009 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

(8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swaps — The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

F. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

G. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

H. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended December 31, 2008, remains subject to examination by taxing authorities.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

K. Subsequent Events — The Fund considers events or transactions that occur after the date of the statement of assets and liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through August 26, 2009, the date of issuance of these financial statements.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; and (iii) Class C – up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2009.

Currently the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the six months ended June 30, 2009, the distribution fee was accrued for Class B shares at the annual rate of 0.24%.

At June 30, 2009, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2009.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $8,271, $222,801 and $1,788, respectively and received $12,189 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For six months ended June 30, 2009, advisory fees paid were reduced by $44,572 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $91,246 for the six months ended June 30, 2009. During the six months ended June 30, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $759,455,378 and $1,106,783,841, respectively.

The costs of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended June 30, 2009 were $3,744,454,700 and $3,652,421,046, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $11,544. At June 30, 2009, the Fund had an accrued pension liability of $104,331 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities.
7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS END		ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,182,026	$18,346,829	5,888,711	$51,210,331
Reinvestment of dividends	244,028	2,050,224	837,652	7,186,275
Redeemed	(4,533,607)	(38,114,121)	(8,944,627)	(76,600,401)

Net decrease – Class A	(2,107,553)	(17,717,068)	(2,218,264)	(18,203,795)

CLASS B SHARES
Sold	2,199,797	18,520,781	5,337,865	46,209,545
Reinvestment of dividends	1,744,415	14,667,002	5,909,139	50,684,273
Redeemed	(14,342,212)	(120,540,552)	(42,532,397)	(365,224,441)

Net decrease – Class B	(10,398,000)	(87,352,769)	(31,285,393)	(268,330,623)

CLASS C SHARES
Sold	323,239	2,743,842	948,712	8,457,914
Reinvestment of dividends	50,350	426,801	173,263	1,498,101
Redeemed	(548,164)	(4,649,020)	(1,588,729)	(13,770,031)

Net decrease – Class C	(174,575)	(1,478,377)	(466,754)	(3,814,016)

CLASS I SHARES
Sold	458,754	3,861,943	3,578,568	30,665,372
Reinvestment of dividends	332,306	2,795,715	1,217,560	10,451,606
Redeemed	(5,543,821)	(46,727,021)	(11,536,691)	(98,466,043)

Net decrease – Class I	(4,752,761)	(40,069,363)	(6,740,563)	(57,349,065)

Net decrease in Fund	(17,432,889)	$(146,617,577)	(40,710,974)	$(347,697,499)

8. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended June 30, 2009, the Fund did not have an expense offset.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Long-Term Investments
U.S. Government Agencies & Obligations	$676,766,772	—	$676,766,772	—
Mortgage-Backed Securities	732,990,809	—	732,990,809	—
Asset-Backed Securities	12,038,898	—	12,038,898	—
Collateralized Mortgage Obligations	932,631	—	932,631	—
Foreign Government Obligations	45,586,387	—	45,586,387	—

Total Long-Term Investments	1,468,315,497	—	1,468,315,497	—

Short-Term Investments
U.S. Government Agencies & Obligations	309,047,121	—	309,047,121	—
Investment Company	73,248,728	$73,248,728	—	—

Total Short-Term Investments	382,295,849	73,248,728	309,047,121	—

Futures	34,836	34,836	—	—
Options	289,600	289,600	—	—
Interest Rate Swaps	1,776,734	—	1,776,734	—

Total Assets	$1,852,712,516	$73,573,164	$1,779,139,352	—

Liabilities:
Futures	(5,348,482)	(5,348,482)	—	—
Options	(14,519)	(14,519)	—	—
Interest Rate Swaps	(17,795,708)	—	(17,795,708)	—

Total Liabilities	$(23,158,709)	$(5,363,001)	$(17,795,708)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$152,903
Net purchases (sales)	(270,767)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(390)
Realized gains (losses)	118,254

Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2009	—

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

10. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or the generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contact. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the term of their contracts.

Summarized below are specific types of financial instruments used by the Fund.

Futures  To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate and Eurodollar futures contracts (“derivative instruments”). These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended June 30, 2009, were as follows:

NUMBER OF
CONTRACTS

Futures contracts, outstanding at beginning of the period	4,692
Futures contracts opened	19,748
Futures contracts closed	(19,852)

Futures contracts, outstanding at end of the period	4,588

Options  For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

Transactions in options for the six months ended June 30, 2009 were as follows:

	NUMBER OF
	CONTRACTS	PREMIUM

Options written, outstanding at beginning of the period	1,427	$709,719
Options written	4,419	827,040
Options closed	(3,523)	(1,262,852)

Options written, outstanding at end of the period	2,323	$273,907

	NUMBER OF
	CONTRACTS	COST

Options purchased, outstanding at beginning of the period	1,427	$1,288,082
Options purchased	2,896	2,240,499
Options closed	(1,427)	(1,288,082)

Options purchased, outstanding at end of the period	2,896	$2,240,499

Swaps  The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio position and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of correlation and manage risk. Suck risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Transactions in swap contracts for the six months ended June 30, 2009, were as follows:

NOTIONAL
AMOUNT
(000’S)

Swap contracts, outstanding at beginning of the period	$3,357,570
Swap contracts opened	1,135,559
Swap contracts closed	(3,918,601)

Swap contracts, outstanding at end of the period	$574,528

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understanding how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2009.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET		BALANCE SHEET
PRIMARY RISK EXPOSURE	LOCATION	FAIR VALUE	LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$34,836†	Variation margin	$(5,348,482)†
	Options purchased- Investments, at value	289,600	Written options outstanding	(14,519)
	Unrealized appreciation		Unrealized depreciation
	on open swap contracts	1,776,734	on open swap contracts	(17,795,708)

		$2,101,170		$(23,158,709)

 †  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
		OPTIONS	OPTION
PRIMARY RISK EXPOSURE	FUTURES	WRITTEN	PURCHASED	SWAPS

Interest Rate Risk	$3,972,123	$(1,394,785)	$2,409,837	$17,813,780

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
		OPTIONS	OPTIONS
PRIMARY RISK EXPOSURE	FUTURES	WRITTEN	PURCHASED	SWAPS

Interest Rate Risk	$(3,021,387)	$1,609,900	$3,980,593	$5,022,415

11. Accounting Pronouncements
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the prevision of FSP 157-4 as of June 30, 2009 and it did not have a material impact on the Fund’s financial statements. The disclosures required by FSP 157-4 are included in Note of the financial statements.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements - June 30, 2009 (unaudited) continued

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has adopted the provisions of SFAS No. 165 as of June 30, 2009. Although the adoption of SFAS No. 165 did not materially impact its financial position, results of operations, or changes in net assets, the Fund is now required to provide additional disclosures, which are included in Note 1.

In June 2009, FASB issued SFAS No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 will become the source of authoritative U.S. Generally Accepted Accounting Principles recognized by the FASB to be applied by non-governmental entities. Once in effect, all of the Codification’s content will carry the same level of authority, effectively superseding FASB Statement No. 162. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund does not anticipate that SFAS 168 will have a material impact on its financial statements.

Morgan Stanley U.S. Government Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.53			$9.09	$8.98	$9.09	$9.15	$9.21

Income (loss) from investment operations:
Net investment income	0.10			0.28	0.37	0.33	0.31	0.24
Net realized and unrealized gain (loss)	(0.13)			(0.49)	0.15	(0.07)	0.00	0.07

Total income (loss) from investment operations	(0.03)			(0.21)	0.52	0.26	0.31	0.31

Less dividends from net investment income	(0.12)			(0.35)	(0.41)	(0.37)	(0.37)	(0.37)

Net asset value, end of period	$8.38			$8.53	$9.09	$8.98	$9.09	$9.15

Total Return(1)	(0.54)		%(5)	(2.17)%	5.99%	3.01%	3.47%	3.41%
Ratios to Average Net Assets(2):
Total expenses (before expense offset) .	0.91%(3	)(6)		0.88%(3)	0.91%(3)	0.89%	0.87%	0.81%
Net investment income	2.52%(3	)(6)		3.53%(3)	4.34%(3)	3.88%	3.37%	2.94%
Rebate from Morgan Stanley affiliate	0.01%(6)			0.01%	0.00%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$142,407			$163,006	$193,831	$1,442,660	$1,781,950	$240,835
Portfolio turnover rate	249%(5)			313%	179%	78%	182%	212%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.54			$9.10	$8.99	$9.10	$9.17	$9.23

Income (loss) from investment operations:
Net investment income	0.10			0.29	0.37	0.35	0.32	0.25
Net realized and unrealized gain (loss)	(0.14)			(0.50)	0.16	(0.06)	(0.01)	0.07

Total income (loss) from investment operations	(0.04)			(0.21)	0.53	0.29	0.31	0.32

Less dividends from net investment income	(0.12)			(0.35)	(0.42)	(0.40)	(0.38)	(0.38)

Net asset value, end of period	$8.38			$8.54	$9.10	$8.99	$9.10	$9.17

Total Return(1)	(0.54)		%(6)	(2.24)%	6.06%	3.28%	3.46%	3.52%
Ratios to Average Net Assets(2):
Total expenses (before expense offset) .	0.90%(3	)(5)(7)		0.86%(3)	0.87%(3)	0.64%	0.72%	0.70%(5)
Net investment income	2.53%(3	)(5)(7)		3.55%(3)	4.38%(3)	4.13%	3.52%	3.05%(5)
Rebate from Morgan Stanley affiliate	0.01%(7)			0.01%	0.00%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$1,094,108			$1,202,969	$1,566,484	$588,080	$783,193	$2,787,959
Portfolio turnover rate	249%(6)			313%	179%	78%	182%	212%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME RATIO
June 30, 2009	0.92%	2.51%
December 31, 2004	0.93	2.82

(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.61			$9.17	$9.06	$9.17	$9.23	$9.29

Income (loss) from investment operations:
Net investment income	0.08			0.24	0.32	0.29	0.27	0.20
Net realized and unrealized gain (loss)	(0.14)			(0.49)	0.16	(0.07)	0.00	0.06

Total income (loss) from investment operations	(0.06)			(0.25)	0.48	0.22	0.27	0.26

Less dividends from net investment income	(0.10)			(0.31)	(0.37)	(0.33)	(0.33)	(0.32)

Net asset value, end of period	$8.45			$8.61	$9.17	$9.06	$9.17	$9.23

Total Return(1)	(0.77)		%(5)	(2.72)%	5.45%	2.62%	2.87%	2.86%
Ratios to Average Net Assets(2):
Total expenses (before expense offset) .	1.41%(3	)(6)		1.38%(3)	1.42%(3)	1.39%	1.33%	1.34%
Net investment income	2.02%(3	)(6)		3.03%(3)	3.83%(3)	3.38%	2.91%	2.41%
Rebate from Morgan Stanley affiliate	0.01%(6)			0.01%	0.00%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$38,501			$40,707	$47,644	$53,582	$68,513	$80,342
Portfolio turnover rate	249%(5)			313%	179%	78%	182%	212%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.54			$9.10	$8.98	$9.09	$9.16	$9.22

Income (loss) from investment operations:
Net investment income	0.11			0.31	0.39	0.35	0.32	0.26
Net realized and unrealized gain (loss)	(0.13)			(0.50)	0.16	(0.06)	0.00	0.07

Total income (loss) from investment operations	(0.02)			(0.19)	0.55	0.29	0.32	0.33

Less dividends from net investment income	(0.13)			(0.37)	(0.44)	(0.40)	(0.39)	(0.39)

Redemption Fees	—			—	0.01	—	—	—

Net asset value, end of period	$8.39			$8.54	$9.10	$8.98	$9.09	$9.16

Total Return(1)	(0.42)		%(5)	(1.92)%	6.37%	3.27%	3.59%	3.63%
Ratios to Average Net Assets(2):
Total expenses (before expense offset) .	0.66%(3	)(6)		0.63%(3)	0.67%(3)	0.64%	0.62%	0.59%
Net investment income	2.77%(3	)(6)		3.78%(3)	4.58%(3)	4.13%	3.62%	3.16%
Rebate from Morgan Stanley affiliate	0.01%(6)			0.01%	0.00%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$195,475			$239,673	$316,631	$217,115	$189,425	$224,169
Portfolio turnover rate	249%(5)			313%	179%	78%	182%	212%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Government Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

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We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

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An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information we disclose to other Morgan Stanley companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a non-affiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

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information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit the Sharing of Certain Types of Personal Information with Other Morgan Stanley Companies?
We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Types of Personal Information by Other Morgan Stanley Companies for Marketing?
You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at 800.350.6414 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your

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direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”). If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
U.S. Government Securities Trust

Semiannual
Report

June 30, 2009

USGSAN
IU09-03619P-Y06/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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